Other Financial Information (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Other financial information [Abstract]
Schedule Of Condensed Balance Sheet [Table Text Block]

Balance Sheet as of March 31, 2013	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$94,982	$44,242	$231	$—	$139,455
Accounts receivable, net	—	35,738	141	—	35,879
Due from affiliate companies	232,789	34,978	3,536	(271,303)	—
Intercompany receivables	10,845	—	—	(10,845)	—
Prepaid expenses and other current assets	1,467	29,541	—	—	31,008

Total current assets	340,083	144,499	3,908	(282,148)	206,342

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	357,039	1,388	—	358,427
Investments in affiliates	325,646	710	—	(326,356)	—
Goodwill and other intangible assets	—	164,394	284	—	164,678
Deferred dry dock and special survey costs, net	—	12,349	—	—	12,349
Deferred financing costs and other long term assets	8,306	1,985	3	—	10,294

Total noncurrent assets	333,952	536,477	1,675	(326,356)	545,748

Total assets	674,035	680,976	5,583	(608,504)	752,090

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	46,344	34	—	46,378
Due to affiliate companies	40,559	229,677	3,374	(271,303)	2,307
Accrued expenses	13,380	11,994	185	—	25,559
Deferred income	—	3,554	—	—	3,554
Due to related parties, net	—	3,180	—	—	3,180
Intercompany payable	—	10,845	—	(10,845)	—
Current portion of capital lease obligations	—	1,365	—	—	1,365
Current portion of long term debt	—	—	69	—	69

Total current liabilities	53,939	306,959	3,662	(282,148)	82,412

Noncurrent liabilities
Senior Notes, including premium	293,322	—	—	—	293,322
Due to related parties, net	—	8,934	—	—	8,934
Long term debt, net of current portion	—	—	513	—	513
Capital lease obligations, net of current portion	—	23,421	—	—	23,421
Other long term liabilities	—	1,465	—	—	1,465
Deferred tax liability	—	14,551	119	—	14,670

Total noncurrent liabilities	293,322	48,371	632	—	342,325

Total liabilities	347,261	355,330	4,294	(282,148)	424,737

STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	326,774	325,646	710	(326,356)	326,774
Noncontrolling interest	—	—	579	—	579

Total stockholders' equity	326,774	325,646	1,289	(326,356)	327,353

Total liabilities and stockholders' equity	$674,035	$680,976	$5,583	$(608,504)	$752,090

Balance Sheet as of December 31, 2012	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$ 81	$ 45,170	$ 287	$ —	$ 45,538
Accounts receivable, net	—	29,052	70	—	29,122
Due from affiliate companies	228,257	34,624	3,550	(266,431)	—
Intercompany receivables	10,609	—	—	(10,609)	—
Prepaid expenses and other current assets	1,304	22,171	47	—	23,522

Total current assets	240,251	131,017	3,954	(277,040)	98,182

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	354,620	1,418	—	356,038
Investments in affiliates	318,580	692	—	(319,272)	—
Goodwill and other intangible assets	—	163,237	284	—	163,521
Deferred dry dock and special survey costs, net	—	10,811	—	—	10,811
Deferred financing costs and other long term assets	5,743	2,046	3	—	7,792

Total noncurrent assets	324,323	531,406	1,705	(319,272)	538,162

Total assets	564,574	662,423	5,659	(596,312)	636,344

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	34,675	72	—	34,747
Due to affiliate companies	39,768	225,142	3,374	(266,431)	1,853
Accrued expenses	3,966	12,803	242	—	17,011
Deferred income	—	3,004	—	—	3,004
Due to related parties, net	—	3,664	—	—	3,664
Intercompany payable	—	10,609	—	(10,609)	—
Current portion of capital lease obligations	—	1,353	—	—	1,353
Current portion of long term debt	—	—	69	—	69

Total current liabilities	43,734	291,250	3,757	(277,040)	61,701

Noncurrent liabilities
Senior Notes	200,000	—	—	—	200,000
Due to related parties, net	—	8,859	—	—	8,859
Long term debt, net of current portion	—	—	529	—	529
Capital lease obligations, net of current portion	—	23,759	—	—	23,759
Other long term liabilities	—	1,573	—	—	1,573
Deferred tax liability	—	18,402	120	—	18,522

Total noncurrent liabilities	200,000	52,593	649	—	253,242

Total liabilities	243,734	343,843	4,406	(277,040)	314,943
STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	320,840	318,580	692	(319,272)	320,840
Noncontrolling interest	—	—	561	—	561

Total stockholders' equity	320,840	318,580	1,253	(319,272)	321,401

Total liabilities and stockholders' equity	$ 564,574	$ 662,423	$ 5,659	$ (596,312)	$ 636,344

Schedule Of Condensed Income Statement [Table Text Block]

Statement of operations for the three month period ended March 31, 2013	Navios South American Logistics Inc. Issuer	Other Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$—	$43,815	$504	$(169)	$44,150
Sales of products	—	29,080	—	—	29,080
Time charter, voyage and port terminal expenses	—	(9,400)	(221)	169	(9,452)
Direct vessel expenses	—	(18,039)	(185)	—	(18,224)
Cost of products sold	—	(26,017)	—	—	(26,017)
Depreciation and amortization	—	(6,055)	(38)	—	(6,093)
General and administrative expenses	(645)	(2,233)	(192)	—	(3,070)
Interest expense and finance cost, net	(469)	(4,903)	(9)	—	(5,381)
Other (expense)/income, net	—	(2,986)	175	—	(2,811)

(Loss)/income before equity in net earnings of affiliated companies	(1,114)	3,262	34	—	2,182

Equity in net earnings/(losses) of affiliated companies and joint ventures	7,048	17	—	(7,065)	—

Income/(loss) before taxes	5,934	3,279	34	(7,065)	2,182
Income tax benefit	—	3,769	1	—	3,770

Net income/(loss)	5,934	7,048	35	(7,065)	5,952

Less: Net income attributable to the noncontrolling interest	—	—	(18)	—	(18)

Net income/(loss) attributable to Navios Logistics' stockholders	$5,934	$7,048	$17	$(7,065)	$5,934

Statement of operations for the three month period ended March 31, 2012	Navios South American Logistics Inc. Issuer	Other Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$—	$37,549	$1,291	$(1,295)	$37,545
Sales of products	—	12,602	—	—	12,602
Time charter, voyage and port terminal expenses	—	(10,301)	(844)	1,295	(9,850)
Direct vessel expenses	—	(15,734)	(173)	—	(15,907)
Cost of products sold	—	(11,597)	—	—	(11,597)
Depreciation and amortization	—	(6,764)	(38)	—	(6,802)
General and administrative expenses	(1,113)	(2,310)	(211)	—	(3,634)
Interest expense and finance cost, net	(44)	(4,874)	(4)	—	(4,922)
Other expense, net	—	(723)	(19)	—	(742)

(Loss)/income before equity in net earnings of affiliated companies	(1,157)	(2,152)	2	—	(3,307)
Equity in net (losses)/earnings of affiliated companies and joint ventures	(1,230)	—	—	1,230	—

(Loss)/income before taxes	(2,387)	(2,152)	2	1,230	(3,307)
Income tax benefit	—	922	1	—	923

Net (loss)/income	(2,387)	(1,230)	3	1,230	(2,384)
Less: Net income attributable to the noncontrolling interest	—	—	(2)	—	(2)

Net (loss)/income attributable to Navios Logistics' stockholders	$(2,387)	$(1,230)	$1	$1,230	$(2,386)

Schedule Of Condensed Cash Flow Statement [Table Text Block]

Cash flow statement for the three month period ended March 31, 2013	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$ 4,142	$ 8,970	$ (32)	$ —	$ 13,080

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(7,290)	(8)	—	(7,298)
Acquisition of intangible assets	—	(2,092)		—	(2,092)

Net cash used in investing activities	—	(9,382)	(8)	—	(9,390)

Cash flows from financing activities
Proceeds on issuance of Senior Notes	93,375	—	—	—	93,375
Payments of obligations under capital lease	—	(326)	—	—	(326)
Repayments of long-term debt	—	—	(16)	—	(16)
Debt issuance costs	(2,616)	(190)	—	—	(2,806)

Net cash provided by/(used in) financing activities	90,759	(516)	(16)	—	90,227

Net increase/(decrease) in cash and cash equivalents	94,901	(928)	(56)	—	93,917

Cash and cash equivalents, beginning of period	81	45,170	287	—	45,538

Cash and cash equivalents, end of period	$ 94,982	$ 44,242	$ 231	$ —	$ 139,455

Cash flow statement for the three month period ended March 31, 2012	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$ 154	$ 10,270	$ (56)	$ —	$ 10,368

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(3,625)	(12)	—	(3,637)

Net cash used in investing activities	—	(3,625)	(12)	—	(3,637)

Cash flows from financing activities
Payments of obligations under capital lease	—	(530)	—	—	(530)
Repayments of long -term debt	—	—	(19)	—	(19)
Debt issuance costs	(154)	154	—	—	—

Net cash used in financing activities	(154)	(376)	(19)	—	(549)

Net increase/(decrease) in cash and cash equivalents	—	6,269	(87)	—	6,182

Cash and cash equivalents, beginning of period	81	40,111	337	—	40,529

Cash and cash equivalents, end of period	$ 81	$ 46,380	$ 250	$ —	$ 46,711